UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2007 (Unaudited)

DWS Target 2010 Fund

	Shares	Value ($)

Common Stocks 24.7%
Consumer Discretionary 2.7%
Auto Components 0.0%
Autoliv, Inc.	100	6,318
Hotels Restaurants & Leisure 0.6%
McDonald's Corp.	3,330	198,801
Yum! Brands, Inc.	1,200	48,324

		247,125
Household Durables 0.2%
Garmin Ltd.	700	75,180
Media 0.6%
Idearc, Inc.	100	2,698

Liberty Global, Inc. "A"*	1,800	70,650
Omnicom Group, Inc.	600	30,588
The DIRECTV Group, Inc.*	6,300	166,824

		270,760
Multiline Retail 0.4%
Big Lots, Inc.*	4,000	95,920
Dollar Tree Stores, Inc.*	1,800	68,940
Family Dollar Stores, Inc.	700	17,745

		182,605
Specialty Retail 0.4%
Dick's Sporting Goods, Inc.*	1,700	56,729
Lowe's Companies, Inc.	200	5,378
RadioShack Corp.	500	10,310
The Sherwin-Williams Co.	1,900	121,448

		193,865
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. "B"	1,400	92,764
Polo Ralph Lauren Corp.	1,500	103,200

		195,964
Consumer Staples 1.7%
Beverages 0.3%
Anheuser-Busch Companies, Inc.	1,300	66,664
Coca-Cola Enterprises, Inc.	2,900	74,849

		141,513
Food & Staples Retailing 0.3%
BJ's Wholesale Club, Inc.*	1,500	53,820
Costco Wholesale Corp.	300	20,178
Kroger Co.	900	26,451
Sysco Corp.	900	30,861

		131,310
Food Products 0.3%
Wm. Wrigley Jr. Co.	1,700	104,839
Household Products 0.3%
Colgate-Palmolive Co.	400	30,508
Kimberly-Clark Corp.	1,500	106,335

		136,843
Personal Products 0.2%
Herbalife Ltd.	2,300	101,407
Tobacco 0.3%
Altria Group, Inc.	1,540	112,312
Energy 3.5%
Energy Equipment & Services 1.4%
Global Industries Ltd.*	3,400	83,708
GlobalSantaFe Corp.	1,400	113,442
Noble Corp.	2,200	116,490
Superior Energy Services, Inc.*	1,600	59,328
Tidewater, Inc.	1,600	87,472
Transocean, Inc.*	1,100	131,307

		591,747
Oil, Gas & Consumable Fuels 2.1%
Chevron Corp.	2,800	256,228
ExxonMobil Corp.	2,466	226,847

Frontier Oil Corp.	2,000	91,580
Hess Corp.	1,600	114,576
Murphy Oil Corp.	1,100	80,993
Tesoro Corp.	1,500	90,795
Valero Energy Corp.	600	42,258

		903,277
Financials 4.0%
Capital Markets 0.7%
Ameriprise Financial, Inc.	400	25,192
Morgan Stanley	2,820	189,673
The Goldman Sachs Group, Inc.	370	91,731

		306,596
Commercial Banks 0.7%
Wachovia Corp.	2,300	105,179
Wells Fargo & Co.	6,540	222,425

		327,604
Consumer Finance 0.4%
American Express Co.	2,700	164,565
Diversified Financial Services 1.0%
Bank of America Corp.	2,610	126,011
Citigroup, Inc.	7,100	297,490

		423,501
Insurance 0.8%
ACE Ltd.	1,800	109,098
Endurance Specialty Holdings Ltd.	900	35,289
The Travelers Companies, Inc.	800	41,768
XL Capital Ltd. "A"	2,200	158,290

		344,445
Real Estate Investment Trusts 0.4%
AMB Property Corp. (REIT)	100	6,535
AvalonBay Communities, Inc. (REIT)	100	12,265
Equity Residential (REIT)	600	25,068
Host Hotels & Resorts, Inc. (REIT)	800	17,728
ProLogis (REIT)	200	14,348
Public Storage (REIT)	300	24,291
Simon Property Group, Inc. (REIT)	400	41,644
The Macerich Co. (REIT)	100	8,571
Vornado Realty Trust (REIT)	300	33,516

		183,966
Health Care 3.3%
Biotechnology 0.4%
Gilead Sciences, Inc.*	3,500	161,665
Health Care Equipment & Supplies 0.5%
Baxter International, Inc.	2,100	126,021
Kinetic Concepts, Inc.*	1,800	108,180

		234,201
Health Care Providers & Services 1.0%
Coventry Health Care, Inc.*	1,300	78,403
Health Net, Inc.*	2,300	123,303
Humana, Inc.*	1,500	112,425
Medco Health Solutions, Inc.*	1,200	113,256

		427,387

Life Sciences Tools & Services 0.1%
Invitrogen Corp.*	500	45,435
Pharmaceuticals 1.3%
Bristol-Myers Squibb Co.	6,100	182,939
Eli Lilly & Co.	3,600	194,940
Endo Pharmaceuticals Holdings, Inc.*	1,000	29,300
Merck & Co., Inc.	1,300	75,738
Schering-Plough Corp.	2,500	76,300

		559,217
Industrials 2.9%
Aerospace & Defense 0.9%
Boeing Co.	2,000	197,180
Honeywell International, Inc.	2,500	151,025
Lockheed Martin Corp.	200	22,008

		370,213
Airlines 0.2%
AMR Corp.*	1,000	24,000
US Airways Group, Inc.*	2,100	58,086

		82,086
Commercial Services & Supplies 0.1%
Allied Waste Industries, Inc.*	1,000	12,640
Dun & Bradstreet Corp.	400	38,740
The Brink's Co.	100	6,265

		57,645
Construction & Engineering 0.3%
Fluor Corp.	800	126,400
Industrial Conglomerates 0.4%
General Electric Co.	2,980	122,657
Teleflex, Inc.	900	65,889

		188,546
Machinery 0.8%
AGCO Corp.*	2,100	125,328
Caterpillar, Inc.	1,000	74,610
Harsco Corp.	100	6,062
PACCAR, Inc.	2,150	119,454
Toro Co.	500	27,830

		353,284
Road & Rail 0.2%
Ryder System, Inc.	1,300	62,205
Information Technology 3.6%
Communications Equipment 0.0%
Cisco Systems, Inc.*	240	7,934
Computers & Peripherals 1.2%
Apple, Inc.*	1,000	189,950
International Business Machines Corp.	2,100	243,852
Lexmark International, Inc. "A"*	1,800	75,582
Seagate Technology	400	11,136

		520,520
Electronic Equipment & Instruments 0.2%
Arrow Electronics, Inc.*	1,100	43,978

Avnet, Inc.*	600	25,032

		69,010
Internet Software & Services 0.5%
eBay, Inc.*	1,300	46,930
Google, Inc. "A"*	220	155,540

		202,470
IT Services 0.7%
Accenture Ltd. "A"	3,900	152,295
Computer Sciences Corp.*	2,200	128,458
DST Systems, Inc.*	300	25,413

		306,166
Semiconductors & Semiconductor Equipment 0.4%
Analog Devices, Inc.	1,900	63,574
Applied Materials, Inc.	6,500	126,230

		189,804
Software 0.6%
Microsoft Corp.	6,910	254,357
Symantec Corp.*	1,300	24,414

		278,771
Materials 0.8%
Chemicals 0.3%
Celanese Corp. "A"	200	8,392
Dow Chemical Co.	2,900	130,616

		139,008
Containers & Packaging 0.1%
Ball Corp.	700	34,706
Packaging Corp. of America	400	12,736

		47,442
Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	1,200	141,216
Telecommunication Services 1.4%
Diversified Telecommunication Services
AT&T, Inc.	7,550	315,515
Embarq Corp.	1,900	100,548
Verizon Communications, Inc.	2,800	128,996
Windstream Corp.	6,000	80,700

		625,759
Utilities 0.8%
Electric Utilities 0.6%
American Electric Power Co., Inc.	100	4,821
Edison International	1,700	98,855
FirstEnergy Corp.	900	62,730
PPL Corp.	500	25,850
Southern Co.	1,700	62,322

		254,578
Multi-Utilities 0.2%
Sempra Energy	1,300	79,963

Total Common Stocks (Cost $9,822,440)		10,676,667

	Principal Amount ($)	Value ($)

Government & Agency Obligation 74.6%
US Treasury Obligation
US Treasury STRIPS, 3.958%**, 11/15/2010 (Cost $30,049,371)	36,315,000	32,235,446
	Shares	Value ($)

Cash Equivalents 0.9%
Cash Management QP Trust, 5.06% (a) (Cost $381,534)	381,534	381,534
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $40,253,345)	100.2	43,293,647
Other Assets and Liabilities, Net	(0.2)	(93,755)

Net Assets	100.0	43,199,892

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2010 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2010 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        December 14, 2007